FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4 – FAIR VALUE MEASUREMENTS

We had no Level 1 or Level 2 assets and liabilities at September 30, 2022, and December 31, 2021. The Derivative liabilities are Level 3 fair value measurements.

The following is a summary of activity of Level 3 liabilities during the periods ended September 30, 2022, and December 31, 2021:

	September 30, 2022	December 31, 2021
Derivative liability:
Balance at beginning of period	$809,000	$9,367,159
Additions	12,000	542,230
Settlements	-	(1,752,000)
Change in fair value	890,000	(7,348,389)
Balance at end of year	$1,711,000	$809,000

	September 30, 2022	December 31, 2021
Warrant liability:
Balance at beginning of period	$606,000	$1,504,000
Additions		35,000
Change in fair value	(142,000)	(933,000)
Balance at end of year	$464,000	$606,000

Embedded Derivative Liabilities of Convertible Notes

At September 30, 2022, the fair value of the bifurcated embedded derivative liabilities of convertible notes was estimated using the following weighted-average inputs: the price of the Company’s common stock of $0.05; a risk-free interest rate ranging from 0.06% to 0.09%, the expected volatility of the Company’s common stock ranging from 150.19% to 171.53%; the estimated remaining term, a dividend rate of 0%. and the various estimated reset exercise prices weighted by probability. At December 31, 2021, the fair value of the bifurcated embedded derivative liabilities of convertible notes was estimated using the following weighted-average inputs: risk free interest rate- 1.3%; term – 2.5 months volatility – 246.62% dividend rate – 0%

NOTE 4 – FAIR VALUE MEASUREMENTS

We had no Level 1 or Level 2 assets and liabilities at December 31, 2021 and December 31, 2020. The Derivative liabilities are Level 3 fair value measurements.

The following is a summary of activity of Level 3 liabilities during the years ended December 31, 2021 and 2020:

	December 31,	December 31,
Derivative Liability	2021	2020
Balance at beginning of period	$9,367,159	$1,158,008
Additions	540,209	2,820,754
Settlements	(1,752,000)	(1,743,734)
Change in fair value	(7,260,514)	7,132,131
Balance at end of year	$809,000	$9,367,159

Embedded Derivative Liabilities of Convertible Notes

At December 31, 2021, the fair value of the bifurcated embedded derivative liabilities of convertible notes was estimated using the following weighted-average inputs: risk free interest rate — 0.39%; term — 1.0 years; volatility — 177.15%; dividend rate — 0%. At December 31, 2020, the fair value of the bifurcated embedded derivative liabilities of convertible notes was estimated using the following weighted-average inputs: risk free interest rate — 0.08%; term — 0.31 years; volatility — 103.7%; dividend rate — 0%.